Directors' and Supervisors' Emoluments - Remuneration of Every Director and Supervisor (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	¥ 15,218	¥ 12,151	¥ 8,219
Employer's contribution to a retirement benefit scheme	1,797	1,841	1,594
Total	17,015	13,992	9,813
Wang Chang Shun [member]
Disclosure of transactions between related parties [line items]
Housing allowance			0
Remunerations paid or receivable in respect of accepting office as director or supervisor			0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking			0
Yuan Xin An [member]
Disclosure of transactions between related parties [line items]
Housing allowance		0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor		0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking		0	0
Yang Li Hua [member]
Disclosure of transactions between related parties [line items]
Housing allowance		0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor		0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking		0	0
Tan Wan Geng [member]
Disclosure of transactions between related parties [line items]
Housing allowance	0	0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	0	0
Zhang Zi Fang [member]
Disclosure of transactions between related parties [line items]
Housing allowance	0	0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	0	0
Li Shao Bin [member]
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare		812	639
Housing allowance		0	0
Employer's contribution to a retirement benefit scheme		123	130
Remunerations paid or receivable in respect of accepting office as director or supervisor		0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking		0	0
Total		935	769
Pan Fu [member]
Disclosure of transactions between related parties [line items]
Housing allowance	0	0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	0	0
Li Jia Shi [member]
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	84	901	711
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	12	126	133
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	0	0
Total	96	1,027	844
Zhang Wei [member]
Disclosure of transactions between related parties [line items]
Housing allowance		0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor		0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking		0	0
Yang Yi Hua [member]
Disclosure of transactions between related parties [line items]
Housing allowance		0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor		0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking		0	0
Wu De Ming [member]
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare		419	413
Housing allowance		0	0
Employer's contribution to a retirement benefit scheme		127	133
Remunerations paid or receivable in respect of accepting office as director or supervisor		0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking		0	0
Total		546	546
Ning Xiang Dong [member]
Disclosure of transactions between related parties [line items]
Directors' fees		150	150
Housing allowance		0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor		0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking		0	0
Total		150	150
Liu Chang Le [member]
Disclosure of transactions between related parties [line items]
Directors' fees		150	150
Housing allowance		0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor		0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking		0	0
Total		150	150
Tan Jin Song [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	150
Housing allowance	0	0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	0	0
Total	150	150	150
Guo Wei [member]
Disclosure of transactions between related parties [line items]
Directors' fees		150	150
Housing allowance		0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor		0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking		0	0
Total		150	150
Jiao Shu Ge [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	150
Housing allowance	0	0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	0	0
Total	150	150	¥ 150
Wang Chang Shun [member]
Disclosure of transactions between related parties [line items]
Housing allowance	0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	0
Mao Juan [member]
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	658	324
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	124	120
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	0
Total	782	444
Zheng Fan [member]
Disclosure of transactions between related parties [line items]
Housing allowance	0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	0
Gu Hui Zhong [member]
Disclosure of transactions between related parties [line items]
Directors' fees	60
Housing allowance	0	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0	¥ 0
Total	¥ 60